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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:


   /s/ Sheldon Brody        New York, NY        November 6, 2002

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                    3
         Form 13F Information Table Entry Total               41
         Form 13F Information Table Value Total:        $231,146  (thousands)

List of Other Included Managers:

         No.      13F File No.              Name

         01       28-5534           Centurion Advisors, L.P.
         02       28-5414           Centurion Investment Group, L.P.
         03       28-7106           Centurion Investors, LLC


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                            Form 13F as of 09/30/02
                     Reporting Manager: Raiff Partners, Inc.

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           Item 1           Item 2    Item 3       Item 4       Item 5              Item 6             Item 7       Item 8

        Name of Issuer      Title     Cusip      Fair Market  Shares or        Investment Discretion            Voting Authority
                           of Class   Number        Value     Principal
                                                               Amount                      Shared
                                                                             Sole  Shared  Other      Managers Sole  Shared  None
                                                                             (A)     (B)    (C)                 (A)   (B)     (C)
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANT TECHSYSTEMS           CS     018804104   19,390,000   280,000                 x                1,2,3   x
AMERADA HESS CORP             CS     023551104   16,270,836   239,700                 x                1,2,3   x
ANNALY MORTGAGE               CS     035710409      420,660    22,800                 x                1,2,3   x
ANTHEM INC COM                CS     03674B104    1,956,500    30,100                 x                1,2,3   x
BANK OF AMERICA CORP          CS     060505104    3,828,000    60,000                 x                1,2,3   x
CEDAR FAIR LP                 CS     150185106    3,383,086   144,700                 x                1,2,3   x
EL PASO ENERGY PARTNERS LP    CS     28368B102    1,774,800    60,000                 x                1,2,3   x
EVEREST RE GROUP LTD          CS     g3223r108    1,382,472    25,200                 x                1,2,3   x
EXXON MOBIL                   CS     30231G102    3,190,000   100,000                 x                1,2,3   x
FANNIE MAE                    CS     313586109      893,100    15,000                 x                1,2,3   x
FIRST REP BK SAN              CS     336158100    6,633,750   305,000                 x                1,2,3   x
FLEETBOSTON FIN'L             CS     339030108      711,550    35,000                 x                1,2,3   x
FORD MOTOR COMPANY            CS     345370860    2,522,520   257,400                 x                1,2,3   x
GENERAL DYNAMICS              CS     369550108    1,626,600    20,000                 x                1,2,3   x
HEALTH CARE PPTYS INVEST      CS     421915109    6,061,980   142,300                 x                1,2,3   x
HUDSON UNITED BANCORP         CS     444165104    6,671,280   250,800                 x                1,2,3   x
KELLWOOD CO COM               CS     488044108    2,500,884   109,400                 x                1,2,3   x
LOCKHEED MARTIN               CS     539830109   12,287,300   190,000                 x                1,2,3   x
LOEWS CORP COM                CS     540424108      330,253     7,700                 x                1,2,3   x
MAYTAG CO COM                 CS     578592107    1,388,482    59,900                 x                1,2,3   x
MERCK & CO.                   CS     589331107   22,397,900   490,000                 x                1,2,3   x
METLIFE                       CS     59156R108      227,600    10,000                 x                1,2,3   x
MOOG INC CL A                 CS     615394202    4,179,654   147,900                 x                1,2,3   x
NATIONAL CITY CORP            CS     635405103   12,376,314   433,800                 x                1,2,3   x
NORTHROP GRUMMAN              CS     666807102   38,452,400   310,000                 x                1,2,3   x
PFIZER                        CS     717081103    4,788,300   165,000                 x                1,2,3   x
PRUDENTIAL FINL               CS     744320102    2,284,800    80,000                 x                1,2,3   x
RALCORP HOLDINGS              CS     751028101      431,781    20,300                 x                1,2,3   x
RAYTHEON COMPANY              CS     755111507    8,936,500   305,000                 x                1,2,3   x
REYNOLDS R J TOB              CS     76182k105      201,600     5,000                 x                1,2,3   x
SARA LEE                      CS     803111103    3,661,658   200,200                 x                1,2,3   x
SEARS ROEBUCK USD.75          CS     812387108    6,045,000   155,000                 x                1,2,3   x
STARWOOD HOTELS               CS     85590A203      724,750    32,500                 x                1,2,3   x
STURM RUGER & CO INC          CS     864159108      971,120    79,600                 x                1,2,3   x
TIMBERLAND                    CS     887100105      186,912     5,900                 x                1,2,3   x
TRAVELERS CL A                CS     89420G109    7,576,800   574,000                 x                1,2,3   x
UNITED DEFENSE IND.           CS     91018B104    4,956,000   210,000                 x                1,2,3   x
UNITRIN USD.10 COM            CS     913275103      604,790    19,700                 x                1,2,3   x
UNIVERSAL HEALTH REALTY       CS     91359e105    6,573,135   253,300                 x                1,2,3   x
VENTAS INC                    CS     92276F100    1,341,000   100,000                 x                1,2,3   x
YUM BRANDS INC                CS     988498101   11,003,641   397,100                 x                1,2,3   x

TOTAL PORTFOLIO                                 231,145,708

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